Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Schedule Of Carrying Amount Of Accounts Receivable

	Current	Overdue < 30 days	Overdue 31 – 60 days	Overdue 61 – 120 days	Overdue > 120 days	Total
December 31, 2010	213,059	28,684	15,814	10,368	3,346	271,271
December 31, 2011	264,224	31,529	12,126	13,579	9,433	330,891

Schedule Of Changes In Allowance For Doubtful Accounts Receivable

Balance January 1, 2009	(7,300)
Charged to selling, general and administrative expenses	(2,812)
Utilization	1,145
Foreign currency translation effect	(1)

Balance December 31, 2009	(8,968)
Charged to selling, general and administrative expenses	(461)
Utilization	648
Foreign currency translation effect	(522)

Balance December 31, 2010	(9,304)
Charged to selling, general and administrative expenses	(356)
Utilization	2,109
Foreign currency translation effect	(50)

Balance December 31, 2011	(7,601)